Oct-21-03 02:24pm From- T-363 P.002/004 F-650

manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028362

Cert NYS

1-31830

NYSE

OCT 21 2003

October 21, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 24 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CATHAY BANCORP, INC., 8.375% Subordinated Notes due 2007 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 21, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]